CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY-12M (Details) (USD $)			60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended	18 Months Ended	60 Months Ended								66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 1	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 1	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 2	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 2	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 3	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 3	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 4	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 4	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 5	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 5	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 6	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Dated December 13, 2010 and amended on March 23, 2011 Issuance Number 6	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Issuance Number 1	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Issuance Number 1	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Issuance Number 2	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Issuance Number 2	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Issuance Number 3	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Issuance Number 3	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Issuance Number 4	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Issuance Number 4	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Issuance Number 5	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Issuance Number 5	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Issuance Number 6	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Issuance Number 6	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Issuance Number 7	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Issuance Number 7	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 1	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 1	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 2	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 2	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 3	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 3	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 4	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 4	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 5	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 5	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 6	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 6	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 7	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 7	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 8	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 8	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 9	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 9	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 10	Jun. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors Issuance Number 10	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 1	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 1	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 2	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 2	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 3	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 3	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 4	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 4	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 5	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 5	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 6	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 6	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 7	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 7	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 8	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 8	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number 9	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number 9	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 1	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 1	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 2	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 2	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 3	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 3	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 4	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 4	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 5	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 5	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 6	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 6	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 7	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 7	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 8	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 8	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 9	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 9	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 10	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 10	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 11	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 11	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 12	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 12	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 13	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 13	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 14	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 14	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 15	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 15	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 16	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 16	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 17	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 17	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 18	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 18	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 19	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 19	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 20	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 20	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 21	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 21	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 22	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 22	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 23	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 23	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 24	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 24	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 25	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 25	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 26	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 26	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 27	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 27	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 28	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 28	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number 29	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number 29	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 4 Issuance Number 1	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 4 Issuance Number 2	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number 1	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number 2	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number 3	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number 4	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 1	Jun. 30, 2013 Convertible Promissory Notes Assigned Between Parties Issuance Number 1	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 2	Jun. 30, 2013 Convertible Promissory Notes Assigned Between Parties Issuance Number 2	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 3	Jun. 30, 2013 Convertible Promissory Notes Assigned Between Parties Issuance Number 3	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 4	Jun. 30, 2013 Convertible Promissory Notes Assigned Between Parties Issuance Number 4	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 5	Jun. 30, 2013 Convertible Promissory Notes Assigned Between Parties Issuance Number 5	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 6	Jun. 30, 2013 Convertible Promissory Notes Assigned Between Parties Issuance Number 6	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 7	Jun. 30, 2013 Convertible Promissory Notes Assigned Between Parties Issuance Number 7	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 8	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties Issuance Number 9
Principal Amount			$ 100,000	$ 100,000	$ 25,000	$ 25,000	$ 35,000	$ 35,000	$ 10,000	$ 10,000	$ 50,000	$ 50,000	$ 10,000	$ 10,000	$ 16,037	$ 16,037	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 125,000	$ 125,000	$ 62,500	$ 62,500	$ 100,000	$ 100,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 50,000	$ 50,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 31,250	$ 31,250	$ 31,250	$ 31,250	$ 21,000	$ 21,000	$ 21,000	$ 21,000	$ 10,000	$ 10,000	$ 20,000	$ 20,000	$ 5,000	$ 5,000	$ 5,000	$ 5,000	$ 3,000	$ 3,000	$ 5,000	$ 5,000	$ 10,000	$ 10,000	$ 5,000	$ 5,000	$ 100,000	$ 3,637	$ 3,750	$ (3,637)	$ 25,000	$ 100,000	$ 5,000	$ 7,800	$ 21,500	$ (7,800)	$ 13,000	$ 3,750	$ 5,000	$ 25,000	$ 50,000	$ 5,000	$ 5,500	$ 13,000	$ 5,000	$ 5,000	$ 10,000	$ 50,000	$ 21,000	$ 5,500	$ 5,000	$ 5,000	$ 19,900	$ 10,000	$ 10,000	$ 21,000	$ 11,437	$ 5,000	$ 10,000	$ 19,900	$ 7,500	$ 10,000	$ 24,000	$ 11,437	$ 10,000	$ 10,000	$ 50,371	$ 7,500	$ 20,000	$ 24,000	$ 5,000	$ 50,000	$ 6,000	$ 10,000	$ 350	$ 20,000	$ 13,000	$ 6,000	$ 25,000	$ 350	$ 38,300	$ 13,000	$ 15,000	$ 24,325	$ 37,500	$ 17,000	$ 13,000	$ 24,000	$ 9,202	$ 43,000	$ 10,000	$ 30,000	$ 40,000	$ 42,000	$ 10,172	$ 9,202	$ 43,000	$ 10,000	$ 5,000	$ 40,000	$ 30,000	$ 10,172	$ 10,000	$ 5,000
Issue Date			Dec. 13, 2010	Dec. 13, 2010	Apr. 11, 2011	Apr. 11, 2011	Apr. 15, 2011	Apr. 15, 2011	Apr. 22, 2011	Apr. 22, 2011	Apr. 27, 2011	Apr. 27, 2011	Jun. 06, 2011	Apr. 08, 2011	Nov. 01, 2010	Nov. 01, 2010	Dec. 01, 2010	Dec. 01, 2010	Jan. 01, 2011	Jan. 01, 2011	Feb. 01, 2011	Feb. 01, 2011	Mar. 01, 2011	Mar. 01, 2011	Apr. 01, 2011	Apr. 01, 2011	May 01, 2011	May 01, 2011	Dec. 28, 2010	Dec. 28, 2010	Dec. 28, 2010	Dec. 28, 2010	Apr. 13, 2011	Apr. 13, 2011	Apr. 13, 2011	Apr. 13, 2011	May 13, 2011	May 13, 2011	May 16, 2011	May 16, 2011	May 10, 2011	May 10, 2011	May 24, 2011	May 24, 2011	Jun. 07, 2011	Jun. 07, 2011	Jun. 03, 2011	Jun. 03, 2011	Jul. 28, 2011	Jul. 28, 2011	Jul. 28, 2011	Jul. 28, 2011	Aug. 16, 2011	Aug. 16, 2011	Aug. 18, 2011	Aug. 18, 2011	Sep. 06, 2011	Sep. 06, 2011	Sep. 09, 2011	Sep. 09, 2011	Sep. 26, 2011	Sep. 26, 2011	Nov. 02, 2011	Nov. 02, 2011	Nov. 23, 2011	Nov. 23, 2011	Dec. 30, 2011	Dec. 30, 2011	Jan. 17, 2012		Feb. 21, 2012	Jan. 05, 2012	Apr. 02, 2012	Jan. 17, 2012	May 18, 2012		Jun. 06, 2012	Feb. 08, 2012	Jun. 06, 2012	Feb. 21, 2012	Jul. 10, 2012	Apr. 02, 2012	Aug. 23, 2012	May 18, 2012	Sep. 04, 2012	Jun. 06, 2012	Sep. 21, 2012	Jul. 10, 2012	Sep. 24, 2012	Aug. 23, 2012	Oct. 02, 2012	Sep. 04, 2012	Oct. 16, 2012	Sep. 21, 2012	Oct. 26, 2012	Sep. 24, 2012	Oct. 29, 2012	Oct. 02, 2012	Oct. 30, 2012	Oct. 09, 2012	Nov. 02, 2012	Oct. 26, 2012	Nov. 02, 2012	Oct. 29, 2012	Nov. 02, 2012	Oct. 30, 2012	Nov. 05, 2012	Nov. 02, 2012	Nov. 07, 2012	Nov. 02, 2012	Nov. 08, 2012	Nov. 02, 2012	Nov. 08, 2012	Nov. 07, 2012	Nov. 13, 2012	Nov. 08, 2012	Nov. 13, 2012	Nov. 08, 2012	Nov. 19, 2012	Nov. 13, 2012	May 13, 2013	Nov. 13, 2012	May 24, 2013	Nov. 19, 2012	Mar. 09, 2012	May 04, 2012	Feb. 07, 2012	Mar. 19, 2012	May 03, 2012	Jun. 13, 2012	Oct. 02, 2012	Dec. 12, 2012	Oct. 18, 2012	Sep. 14, 2012	Oct. 24, 2012	Sep. 27, 2012	Nov. 04, 2012	Oct. 02, 2013	Dec. 12, 2012	Oct. 18, 2012	Oct. 27, 2011	Oct. 24, 2012	Nov. 30, 2011	Nov. 04, 2012	Dec. 08, 2011	Dec. 14, 2011
Maturity Date			Dec. 13, 2012	Dec. 13, 2012	Apr. 11, 2013	Apr. 11, 2013	Apr. 15, 2013	Apr. 15, 2013	Apr. 22, 2013	Apr. 22, 2013	Apr. 27, 2013	Apr. 27, 2013	Jun. 06, 2013	Apr. 08, 2011	Nov. 01, 2012	Nov. 01, 2012	Dec. 01, 2012	Dec. 01, 2012	Jan. 01, 2013	Jan. 01, 2012	Feb. 01, 2013	Feb. 01, 2012	Mar. 01, 2013	Mar. 01, 2012	Apr. 01, 2013	Apr. 01, 2012	May 01, 2013	May 01, 2012	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Jan. 24, 2012	Jan. 24, 2012	Jan. 24, 2012	Jan. 24, 2012	Feb. 12, 2012	Feb. 12, 2012	Feb. 14, 2012	Feb. 14, 2012	Mar. 04, 2012	Mar. 04, 2012	Mar. 07, 2012	Mar. 07, 2012	Mar. 24, 2012	Mar. 24, 2012	Apr. 30, 2012	Apr. 30, 2012	May 21, 2012	May 31, 2012	Jun. 27, 2012	Jun. 27, 2012	Jul. 15, 2012		Aug. 19, 2012	Jan. 04, 2013	Sep. 29, 2012	Jul. 15, 2012	Nov. 14, 2012		Jan. 06, 2013	Feb. 07, 2013	Dec. 03, 2012	Aug. 19, 2012	Jan. 06, 2013	Sep. 29, 2012	Feb. 19, 2013	Nov. 14, 2012	Mar. 03, 2013	Dec. 03, 2012	Mar. 20, 2013	Jan. 06, 2013	Mar. 23, 2013	Feb. 19, 2013	Mar. 31, 2013	Mar. 03, 2013	Apr. 14, 2013	Mar. 20, 2013	Apr. 24, 2013	Mar. 23, 2013	Apr. 27, 2013	Mar. 31, 2013	Oct. 30, 2013		May 01, 2013	Apr. 24, 2013	May 01, 2013	Apr. 27, 2013	May 01, 2013	Oct. 30, 2013	May 04, 2013	May 01, 2013	May 06, 2013	May 01, 2013	May 07, 2013	May 01, 2013	May 09, 2013	May 06, 2013	May 12, 2013			May 07, 2013	May 18, 2013	May 12, 2013	Nov. 09, 2013		Nov. 24, 2013	May 18, 2013	Oct. 27, 2012	Nov. 14, 2012	Oct. 27, 2012	Dec. 21, 2012	Feb. 07, 2013	Mar. 15, 2013				Sep. 14, 2013		Sep. 27, 2013	May 03, 2013	May 03, 2013		Oct. 12, 2013				May 03, 2013
Consolidation Date																																																																								2012-10-30						2012-10-30																																																															2012-04-24		2012-05-28		2012-06-05	2012-06-11
Converted To Equity				100,000			35,000	35,000	1,000	10,000		50,000	10,000																																				21,000	21,000	21,000	21,000					5,000	5,000	5,000	5,000			5,000	5,000			5,000	5,000	100,000		3,750	3,638	25,000	100,000	5,000		21,500	7,800		3,750	5,000	25,000		5,000	5,500			5,000				5,500	5,000				10,000		11,437	5,000	10,000		7,500	10,000	24,000	11,437		10,000		7,500		24,000	5,000	50,000		10,000					25,000				15,000	24,250	37,500	17,000			9,202	43,000	10,000	30,000	30,000	42,000		9,202		10,000	5,000	30,000	30,000		10,000	5,000
Conversion, Assigned or Repaid Date				Jan. 16, 2013			Jun. 11, 2012	Jun. 11, 2012	May 31, 2012	May 31, 2012		Jan. 16, 2013																		Oct. 31, 2012		Jan. 31, 2013		Jan. 31, 2013		Jan. 31, 2013		Jan. 31, 2013		Jan. 31, 2013		Jan. 31, 2013		Jan. 31, 2013		Jan. 31, 2013		Jan. 31, 2013	Feb. 29, 2012	Feb. 29, 2012	Feb. 29, 2012	Feb. 29, 2012	Oct. 31, 2012	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Feb. 29, 2012	Feb. 29, 2012	Feb. 29, 2012	Feb. 29, 2012	Mar. 31, 2013		Feb. 29, 2012	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2012	Feb. 29, 2012	Feb. 29, 2012	Dec. 31, 2012		Feb. 29, 2012	Nov. 30, 2012	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2012	Nov. 30, 2012		Feb. 29, 2012	Dec. 31, 2012	Apr. 30, 2012		Dec. 31, 2012	Dec. 31, 2012			Dec. 31, 2012				Dec. 31, 2012	Oct. 31, 2012				Oct. 31, 2012		Nov. 30, 2012	Oct. 31, 2012	Dec. 31, 2012		Nov. 30, 2012	Oct. 31, 2012	Nov. 30, 2012	Nov. 30, 2012		Dec. 31, 2012		Nov. 30, 2012		Nov. 30, 2012	Dec. 31, 2012	Nov. 30, 2012		Nov. 30, 2012					May 30, 2013				Mar. 09, 2012	May 04, 2012	Oct. 31, 2012	Oct. 31, 2012	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Jan. 30, 2013	Oct. 31, 2012	Oct. 31, 2012	Nov. 30, 2012	Oct. 31, 2012		Dec. 31, 2012		Oct. 31, 2012	Mar. 31, 2012	Nov. 30, 2012	Mar. 31, 2012		Mar. 31, 2012	Mar. 31, 2012
Assigned																														125,000		62,500		100,000		25,000		25,000		50,000		25,000		25,000		31,250		31,250					10,000	10,000	20,000	20,000									10,000	10,000
Repaid																																																													3,000																																																																				13,000	24,000
Future minimum payments due under Convertible Notes	524,159	819,359
Warrant and derivative liabilities	(99,998)	(50,467)
Future minimum payments due under Convertible Notes (net)	$ 674,161	$ 768,892